UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of Registrant as specified in charter)

101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: April 30, 2011

Item 1. Reports to Stockholders.

AIG MONEY MARKET FUND
The AIG Money Market Fund (the “Fund”) is a money market mutual fund that offers investors a convenient and economical way to invest in a professionally managed diversified portfolio of U.S. dollar denominated short-term high quality securities. The Fund’s investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income. It is also a fundamental policy of the Fund to maintain a stable share price of US $1.00.
There is no assurance that the Fund will achieve its investment objective or that it will be able to maintain a constant share price of US $1.00 on a continuous basis. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is offered by prospectus through its distributor.
TABLE OF CONTENTS

Schedule of Investments	2

Statement of Assets and Liabilities	4

Statement of Operations	5

Statement of Changes in Net Assets	6

Financial Highlights	7

Notes to Financial Statements	8

Disclosure of Fund Expenses	12

Schedule of Investments April 30, 2011 (Unaudited)	AIG Money Market Fund
SECTOR WEIGHTINGS*

Face
Amount		Value
(000)		(000)

Commercial Paper (A) (36.5%)

	Archer-Daniels-Midland
$97,000	0.160%, 05/20/11 (B)	$96,992
	Bank of America
150,000	0.190%, 05/05/11	149,997
150,000	0.190%, 05/06/11	149,996
	Barclays
300,000	0.120%, 05/09/11	299,992
	Commerzbank
100,000	0.100%, 05/03/11	100,000
100,000	0.110%, 05/03/11	99,999
	Credit Agricole
100,000	0.110%, 05/03/11	99,999
150,000	0.130%, 05/09/11	149,996
	Deutsche Bank
250,000	0.090%, 05/27/11	249,984
	Erste
150,000	0.170%, 05/04/11 (B)	149,998
	European Investment Bank
150,000	0.200%, 06/29/11	149,951
	Fortis Funding
150,000	0.320%, 06/30/11 (B)	149,920
	Lloyds TSB Bank
150,000	0.165%, 05/20/11	149,987
	National Australia
100,000	0.150%, 05/05/11 (B)	99,998
	Natixis
150,000	0.160%, 05/19/11	149,988
	Societe Generale
20,000	0.140%, 05/05/11	20,000
180,000	0.130%, 05/05/11	179,997
	UBS
200,000	0.080%, 05/09/11	199,996

	Total Commercial Paper (Cost $2,646,790)	2,646,790

Certificates of Deposit (22.7%)

	Bank of Montreal
100,000	0.180%, 05/09/11	100,000
200,000	0.110%, 05/10/11	200,000
	Bank of Nova Scotia
150,000	0.100%, 05/10/11	150,000
	Bank of Tokyo
100,000	0.190%, 05/12/11	100,000
	Canadian Imperial Bank of Commerce
200,000	0.090%, 05/03/11	200,000
	Credit Industriel
125,000	0.180%, 05/04/11	125,000
175,000	0.110%, 05/16/11	175,000
	Lloyds TSB Bank
100,000	0.160%, 05/27/11	100,001
	Svenska Handelsbank
300,000	0.260%, 06/30/11	300,000
	Swedbank
200,000	0.140%, 05/12/11	200,000

	Total Certificates of Deposit (Cost $1,650,001)	1,650,001

Time Deposits (18.7%)

	ANZ Banking
150,000	0.120%, 05/02/11	150,000
	DNB Nor Bank
250,000	0.100%, 05/02/11	250,000
	Erste Bank
35,000	0.100%, 05/02/11	35,000
The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2011 (Unaudited)	AIG Money Market Fund

Face
Amount		Value
(000)		(000)

Time Deposits — continued

	ING Bank
$275,000	0.110%, 05/03/11	$275,000
	Mizuho Bank
300,000	0.140%, 05/02/11	300,000
	Societe Generale
145,930	0.100%, 05/02/11	145,930
	Sumitomo Mitsui Bank
200,000	0.110%, 05/02/11	200,000

	Total Time Deposits (Cost $1,355,930)	1,355,930

Repurchase Agreements (C) (22.1%)

800,000	Barclays Capital 0.030%,
	dated 04/29/11, to be
	repurchased on 05/02/11,
	repurchase price 800,002,000
	(collateralized by various
	U.S. Treasury Notes,
	ranging in par value
	$53,496,500-$236,375,700,
	0.750%-4.625%, 08/31/11-04/30/16,
	with a total market value
	$816,000,107)	800,000
800,000	Deutsche Bank 0.030%,
	dated 04/29/11, to be repurchased
	on 05/02/11, repurchase price
	$800,002,000 (collateralized by
	various FHLB/FNMA obligations,
	ranging in par value
	$1,155,000- $17,485,000,
	0.000%-6.625%, 05/16/11-11/15/30,
	with a total market value
	$816,000,506)	800,000

	Total Repurchase Agreements (Cost $1,600,000)	1,600,000

	Total Investments (100.0%) (Cost $7,252,721)	$7,252,721

Percentages are based on net assets of $7,252,528 (000).

(A)	Discount notes. The rate reported is the effective yield at time of purchase.

(B)	Securities sold within terms of a private placement memo-randum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On April 30, 2011, the value of these liquid securities amounted to $496,908 (000) representing 6.9% of the net assets of the Fund.

(C)	Tri-Party Repurchase Agreements.

FHLB Federal Home Loan Bank FMNA Federal National Mortgage Association
The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000) As of April 30, 2011 (Unaudited)	AIG Money Market Fund

Assets
Investments at value (Cost $5,652,721)	$5,652,721
Repurchase Agreements at value (Cost $1,600,000)	1,600,000
Cash	2
Receivable due from Investment Advisor	1,218
Interest Receivable	123
Receivable due from Administrator	6
Prepaid Expenses	156

Total Assets	7,254,226

Liabilities
Payable due to Investment Advisor	1,417
Payable due to Administrator	187
Chief Compliance Officer Fees Payable	3
Payable due to Trustees	2
Other Accrued Expenses	89

Total Liabilities	1,698

Net Assets	$7,252,528

Net Assets Consist of:
Paid-in Capital	$7,252,544
Accumulated Net Realized Loss on Investments	(16)

Net Assets	$7,252,528

Net Asset Value, Offering and Redemption Price Per Share — Class A Shares (unlimited authorization — no par value) ( $7,252,528 ÷ 7,252,576)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations (000) For the six months ended April 30, 2011 (Unaudited)	AIG Money Market Fund

Investment Income:
Interest Income	$8,350

Total Investment Income	8,350

Expenses:
Investment Advisory Fees	9,607
Administration Fees	1,252
Chief Compliance Officer Fees	5
Trustees’ Fees	4
Custodian Fees	163
Registration and Filing Fees	101
Transfer Agent Fees	37
Professional Fees	33
Printing Fees	11
Insurance and Other Fees	58

Total Expenses	11,271
Less:
Waiver of Investment Advisory Fees	(8,262)
Waiver of Administration Fees	(37)

Net Expenses	2,972

Net Investment Income	5,378

Net Increase in Net Assets Resulting From Operations	$5,378

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000) For the six months ended April 30, 2011 (Unaudited) and the year ended October 31, 2010	AIG Money Market Fund

	11/01/10 to	11/01/09 to
	04/30/11	10/31/10
Operations:
Net Investment Income	$5,378	$13,491

Increase in Net Assets Resulting from Operations	5,378	13,491

Dividends:
Net Investment Income	(5,405)	(13,464)

Total Dividends	(5,405)	(13,464)

Capital Share Transactions (at $1.00 per share):
Class A
Issued	80,816,391	69,577,063
Reinvestment of Dividends	5,396	13,428
Redeemed	(81,443,218)	(65,664,035)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(621,431)	3,926,456

Total Increase (Decrease) in Net Assets	(621,458)	3,926,483

Net Assets:
Beginning of Period	7,873,986	3,947,503

End of Period	$7,252,528	$7,873,986

Undistributed Net Investment Income	$—	$27

Amounts designated as “—” are $0.
The accompanying notes are an integral part of the financial statements.

Financial Highlights For a Share Outstanding Throughout Each Period	AIG Money Market Fund
For the six months ended April 30, 2011 (Unaudited) and the years ended October 31,

																Ratio	Ratio
	Net											Net		Net		of Expenses	of Net
	Asset			Net				Dividends				Asset		Assets	Ratio	to Average	Investment
	Value	Net		Realized		Total		from Net				Value		End of	of Expenses	Net Assets	Income
	Beginning	Investment		Gain on		from		Investment		Total		End of	Total	Period	to Average	(Excluding	to Average
	of Period	Income		Investments		Operations		Income		Dividends		Period	Return†	(000)	Net Assets	Waivers)	Net Assets
AIG Money Market Fund
Class A
2011*	$1.00	$—	**	$—	**	$—	**	$—	**	$—	**	$1.00	0.07%	$7,252,528	0.08%	0.29%	0.14%
2010	1.00	—	**	—	**	—	**	—	**	—	**	1.00	0.19	7,873,986	0.08	0.29	0.19
2009	1.00	—	**	—		—	**	—	**	—	**	1.00	0.30	3,947,503	0.09	0.30	0.30
2008	1.00	0.03		—		0.03		(0.03)		(0.03)		1.00	2.70	4,580,528	0.20	0.30	2.33
2007	1.00	0.05		—		0.05		(0.05)		(0.05)		1.00	5.18	1,169,431	0.21	0.31	5.05
2006	1.00	0.05		—		0.05		(0.05)		(0.05)		1.00	4.72	1,193,586	0.22	0.32	4.61

†	Total return would have been lower had certain fees not been waived by the Advisor and Administrator.

*	For the six month period ended April 30, 2011. All ratios for the period have been annualized.

**	Amounts represent less than $0.01 per share.
Note (unaudited): The 7-day current and effective annualized yield for Class A, as of April 30, 2011, is 0.05%.
The performance in the above table does not reflect the deduction of taxes on Fund distributions that the shareholder may be required to pay based on his/her tax bracket.
Amounts designated as “—” are either $0 or rounded to $0.
The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements April 30, 2011 (Unaudited)	AIG Money Market Fund
1. Organization:
     The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 39 funds. The financial statements herein are those of the AIG Money Market Fund (the “Fund”), which offers one class of shares: Class A. The investment objective of the Fund is to preserve principal value and maintain a high degree of liquidity while providing current income. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.
     The AIG Money Market Fund seeks to preserve the value of the shareholders’ investment at $1.00 per share, although there is no assurance that this will be so on a continuing basis and it is possible to lose money. Money market fund shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
2. Significant Accounting Policies:
     The following is a summary of the significant accounting policies followed by the Fund.
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.
Security Valuation — Investment securities are stated at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy described below:
•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
As of April 30, 2011, all the investments for the Fund are classified as Level 2. For the six months ended April 30, 2011, there were no Level 3 securities. For details of investment classifications, reference the Schedule of Investments.
For the six months ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Notes to Financial Statements April 30, 2011 (Unaudited)	AIG Money Market Fund
For the six months ended April 30, 2011, there have been no significant changes to the Fund’s fair value methodologies.
Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.
The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
As of and during the six months ended April 30, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year the Fund did not incur any interest or penalties.
Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Interest income is recognized on the accrual basis from settlement date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.
Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated securities that are of comparable quality to securities that are rated in the highest rating category by an NRSRO, as determined by the Advisor. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Expenses — Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.
Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.
3. Transactions with Affiliates:
     Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”) and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.
     A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.
4. Administration, Shareholder Servicing, Distribution, Transfer Agency, and Custodian Agreements:
     The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.05% of the Fund’s average daily net assets up to and including $1 billion and

Notes to Financial Statements April 30, 2011 (Unaudited)	AIG Money Market Fund
0.03% of the Fund’s average daily net assets in excess of $1 billion. There is a minimum annual fee of $110,000 plus $15,000 for each additional class.
     The Fund and the Administrator entered into an agreement dated May 20, 2005 whereby the Administrator agreed to pay the Fund’s transfer agency expenses up to a maximum of $110,000 annually to the extent aggregate annual average net assets of the Fund remain greater than $500 million. A waiver of the Administration fee on a dollar for dollar basis will offset transfer agency expenses billed to the Fund. The Administrator waived $37,049 of Administration fees for the six months ended April 30, 2011.
     The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.
     DST Systems, Inc. (the “Transfer Agent”) serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.
     U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.
5. Investment Advisory Agreement:
     The Trust and AIG Asset Management (U.S.), LLC (the “Advisor”), an indirect, wholly owned subsidiary of American International Group, Inc., are parties to an Investment Advisory Agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor receives an annual fee equal to 0.25% of the Fund’s average daily net assets. The Advisor has voluntarily agreed to reduce 0.215% of its investment advisory fee. In addition, the Advisor has voluntarily agreed to further reduce fees to the extent necessary to ensure that total annual operating expenses do not exceed 0.40% of the Fund’s average daily net assets. For the six months ended April 30, 2011, the waiver amount totaled $8,262,368 and is included in the Fund’s Statement of Operations. Fee waivers are voluntary and may be terminated at any time. The Advisor does not have the ability to recapture previously waived fees or reimbursed expenses.
6. Federal Tax Information:
     The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise. There were no permanent differences for the year ended October 31, 2010.
     The tax character of dividends and distributions paid during the years ended October 31, 2010 and October 31 2009, were as follows:

Ordinary
Income
Year	(000)
2010	$13,464
2009	$13,594
     As of October 31, 2010, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$1,394
Capital Loss Carryforwards	(16)
Other Temporary Differences	(1,367)

Total Distributable Earnings	$11

Notes to Financial Statements April 30, 2011 (Unaudited)	AIG Money Market Fund
     For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2010, the Fund had $16,496 of capital loss carryforwards expiring in 2015.
     As of April 30, 2011, the cost of securities for Federal tax purposes equals the cost located in the Schedule of Investments.
7. Concentration of Credit Risk:
     The Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
     The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in the banking industry. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at April 30, 2011, is as follows:

S & P
A1+	34.2%
A1	65.8

100.0%

Moody’s
P1	100.0%

100.0%

8. Other:
     At April 30, 2011, 51% of total shares outstanding were held by two record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.
     In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.
9. Subsequent Events:
     The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)
All mutual funds have operating expenses. As a shareholder of a mutual fund your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.
Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The table below illustrates your Fund’s costs in two ways:
Actual Fund return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return. You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.
NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/10	04/30/11	Ratios	Period*

AIG Money Market Fund

Actual Fund Return
Class A	$1,000.00	$1,000.70	0.08%	$0.40
Hypothetical 5% Return
Class A	$1,000.00	$1,024.40	0.08%	$0.40

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-845-3885; and (ii) on the Commission’s website at http://www.sec.gov.
Most current yield information may be obtained by calling 1-800-845-3885 or 1-800-249-7445.

Notes

Item 2. Code of Ethics.
Not applicable for semi-annual report.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual report.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual report.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end management investment companies.
Item 6. Schedule of Investments
Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form..
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
Companies.
Not applicable to open-end management investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005
Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Items 12. Exhibits.
(a)(1) Not applicable for semi-annual report.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/S/ Philip T. Masterson

Philip T. Masterson, President
Date: 07/08/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ Philip T. Masterson

Philip T. Masterson, President
Date: 07/08/11

By (Signature and Title)*	/s/ Michael Lawson

Michael Lawson, Treasurer, Controller & CFO
Date: 07/08/11

*	Print the name and title of each signing officer under his or her signature.